Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock option awards are granted by the Compensation Committee to the NEOs each year in mid-February, which is a date that is normally set two years in advance. The Compensation Committee believes granting stock options in this way is appropriate because the Company typically releases year-end earnings in late January, so all relevant information should be available to the market on the grant date. Stock option awards may also be made to new executive officers upon hire or promotion, generally coincident with the date of hire or promotion or the Compensation Committee meeting next following the date of hire or promotion. The Compensation Committee does not seek to time stock option grants to take advantage of material non-public information (“MNPI”), either positive or negative, about the Company which has not been publicly disseminated. The Company has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation. The exercise price of options granted is equal to the closing market price of NextEra Energy’s common stock on the effective date of the grant.

Award Timing Method	The Compensation Committee does not seek to time stock option grants to take advantage of material non-public information (“MNPI”), either positive or negative, about the Company which has not been publicly disseminated.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee believes granting stock options in this way is appropriate because the Company typically releases year-end earnings in late January, so all relevant information should be available to the market on the grant date. Stock option awards may also be made to new executive officers upon hire or promotion, generally coincident with the date of hire or promotion or the Compensation Committee meeting next following the date of hire or promotion.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD	EXERCISE PRICE OF THE AWARD ($/SHARE)	GRANT DATE FAIR VALUE OF THE AWARD
PERCENTAGE CHANGE IN THE
CLOSING MARKET PRICE OF
THE SECURITIES UNDERLYING
THE AWARD BETWEEN THE
TRADING DAY ENDING
IMMEDIATELY PRIOR TO THE
DISCLOSURE OF MNPI AND
THE TRADING DAY BEGINNING
IMMEDIATELY FOLLOWING THE
DISCLOSURE OF MNPI

John W. Ketchum	2/15/2024	230,700	57.27	2,599,989	-1.2%
Brian W. Bolster	5/6/2024	43,899	71.25	679,996	2.6%
Rebecca J. Kujawa	2/15/2024	120,674	57.27	1,359,996	-1.2%
Armando Pimentel, Jr.	2/15/2024	106,477	57.27	1,199,996	-1.2%
Charles E. Sieving	2/15/2024	45,244	57.27	509,900	-1.2%
Terrell Kirk Crews II	2/15/2024	34,755	57.27	391,689	-1.2%

John Ketchum [Member]
Awards Close in Time to MNPI Disclosures
Name	John W. Ketchum
Underlying Securities	230,700
Exercise Price | $ / shares	$ 57.27
Fair Value as of Grant Date	$ 2,599,989
Underlying Security Market Price Change	(0.12)
Brian W. Bolster [Member]
Awards Close in Time to MNPI Disclosures
Name	Brian W. Bolster
Underlying Securities	43,899
Exercise Price | $ / shares	$ 71.25
Fair Value as of Grant Date	$ 679,996
Underlying Security Market Price Change	0.26
Rebecca J. Kujawa [Member]
Awards Close in Time to MNPI Disclosures
Name	Rebecca J. Kujawa
Underlying Securities	120,674
Exercise Price | $ / shares	$ 57.27
Fair Value as of Grant Date	$ 1,359,996
Underlying Security Market Price Change	(0.12)
Armando Pimentel [Member]
Awards Close in Time to MNPI Disclosures
Name	Armando Pimentel, Jr.
Underlying Securities	106,477
Exercise Price | $ / shares	$ 57.27
Fair Value as of Grant Date	$ 1,199,996
Underlying Security Market Price Change	(0.12)
Charles E. Sieving [Member]
Awards Close in Time to MNPI Disclosures
Name	Charles E. Sieving
Underlying Securities	45,244
Exercise Price | $ / shares	$ 57.27
Fair Value as of Grant Date	$ 509,900
Underlying Security Market Price Change	(0.12)
Terrell Kirk Crews II [Member]
Awards Close in Time to MNPI Disclosures
Name	Terrell Kirk Crews II
Underlying Securities	34,755
Exercise Price | $ / shares	$ 57.27
Fair Value as of Grant Date	$ 391,689
Underlying Security Market Price Change	(0.12)